WILHELM E. LIEBMANN 210.281.7075/fax: 210.224.2035
wliebmann@akingump.com

April 7, 2006

VIA EDGAR (copy by overnight courier)

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Albert G. Pappas, Mail Stop 3561

Re:	VeriChip Corporation
Registration Statement on Form S-1
File Number 333-130754

Dear Mr. Pappas:

On behalf of our client, VeriChip Corporation (the “Company”), we are responding by this letter to the Staff’s comments to the Company by its letter dated January 27, 2006 relating to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”). We are also filing Amendment No. 1 to the Registration Statement (the “Amendment”). Our responses are referenced to the applicable Staff comment and the paragraph numbering used for each response set forth below corresponds to the paragraph numbering used in the Staff’s comment letter.

General

1.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range and various recapitalization information. Please include this disclosure in an amendment as soon as practicable. Note that we may have additional comments once you have provided this disclosure. Therefore, please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

The Company acknowledges the Staff’s comment. The Company will provide the missing information in a subsequent amendment that includes the pricing-related information before any circulation of a preliminary prospectus.

300 Convent Street, Suite 1500 / San Antonio, Texas 78205-3732 / 210.281.7000 / fax: 210.224.2035 / akingump.com

Securities and Exchange Commission

April 7, 2006

2.	We note that you include industry research for estimated growth data and other figures cited throughout the document. Please provide us with marked copies of any materials that support these and other third party statements, clearly cross-referencing a statement with the underlying factual support. Also confirm for us that these documents are publicly available. For example, it appears that the report prepared by Fletcher Spaght was prepared specifically for this filing and, therefore, is not publicly available. To the extent that this report or any other reports have been prepared specifically for this filing, file a consent from the party.

The Company is supplementally providing the Staff with marked copies of materials that support the industry research for estimated growth data and other figures cited throughout the document. The Company supplementally advises the Staff that the report prepared by Fletcher Spaght was prepared for the Company for strategic purposes to assess the markets in which the Company operates and is not publicly available. Accordingly, we are filing the consent of Fletcher Spaght as Exhibit 23.5 to the Amendment.

3.	We encourage you to file all exhibits with your next amendment or otherwise furnish us drafts of your legality opinion and underwriting agreement. We must review these documents before the registration statement is declared effective, and we may have additional comments.

The Company acknowledges the Staff’s comment. The Company and the underwriters are continuing to negotiate the terms of the underwriting agreement. The Company will furnish the Staff with a proposed draft of the underwriting agreement and legality opinion as soon as practicable and will file them as exhibits to a subsequent amendment to the Registration Statement.

Our Company, page 1

4.	Please avoid using industry acronyms. Replace RFID with an easily understood term.

We respectfully submit that the term RFID, which the Company has defined in the first sentence under the subheading titled “Our Company” in the Prospectus Summary section on page 1 of the Registration Statement, is an acronym in common usage outside the industry and is therefore an easily understood term. We also note that several other companies have recently used the RFID acronym in their registration statements on Form S-1, including VeriFone Holdings, Inc. (Form S-1/A filed on September 9, 2005; Registration No. 333-127998), Symbol Technologies, Inc. (Form S-1/A filed on June 10, 2005; Registration No. 333-119076), and Mechanical Technology, Inc. (Form S-1/A filed on April 20, 2005; Registration No. 333-121868).

Securities and Exchange Commission

April 7, 2006

5.	Please further clarify the distinction between your active and passive systems.

In response to the Staff’s comment, we have added disclosure on pages 1, 33, and 58 of the Amendment to further clarify the distinction between the Company’s active and passive systems.

6.	We note your disclosure that you “intend to leverage [your] domain expertise in marketing and selling RFID systems to healthcare institutions to market and sell [your] VeriMed patient identification system to [your] existing customers.” Please clarify what you mean by “domain expertise” and please also clarify who your customers are and how you will generate revenue with regard to your VeriMed product. Clarify if you will receive revenue when you sell your product to hospitals or only when a patient agrees to have the chip implanted. In this regard, where you disclose the number of hospitals that have agreed to implement the VeriMed system, please also disclose that you have provided the scanners at no cost, an insignificant number of people have been implanted with the chip and you have not generated any revenue to date from the VeriMed product.

In response to the Staff’s comment, we have revised the disclosure on page 1 of the Amendment to remove to term “domain expertise” and replace it with more descriptive language. We have also added disclosure to clarify that the Company’s customers are hospitals and physicians and how the Company intends to market to these customers, including the fact that the Company has been providing its scanners to hospitals at no cost. We respectfully submit that a more detailed discussion of the number of people that have been implanted with the implantable VeriChip and the fact that the Company has not generated any revenue from the VeriMed patient identification system is inappropriate in the context of the description of the Company on the first page of the Summary section. However, we have expanded the disclosure about the fact that the Company has not generated any revenue from the VeriMed patient identification system to include a more detailed discussion of the number of people that have been implanted with the implantable VeriChip under the subheading titled “Risks Affecting Us” in the Summary section on page 3 of the Amendment and in the Risk Factor “Our future growth depends on the adoption of the VeriMed patient identification system by hospitals and physicians” on page 7 of the Amendment.

7.	Please disclose that you obtain the implantable chip and scanners from Digital Angel Corporation, the majority-owned subsidiary of your parent, under the terms of an exclusive supply and license agreement and that Digital Angel owns the patents related to the chip.

In response to the Staff’s comment, we have revised the disclosure on page 1 of the Amendment to disclose that the Company obtains the implantable chip and scanners from Digital Angel Corporation under the terms of a supply agreement.

Securities and Exchange Commission

April 7, 2006

Risk Factors, page 5

8.	You provide generic conclusions in both the heading and text in several of your risk factors, stating that, if those risks materialize, they may harm your business or have an adverse effect on your “business” or “financial condition.” This often does not represent meaningful disclosure. Instead, we encourage you to replace this language in both the headings and text of your risk factors with specific disclosure of the possible affect upon your operating results, business, profits, share price, sales, etc. See Item 503(c) of Regulation S-K.

In response to the Staff’s comment, we have replaced language in the risk factor disclosure on pages 9, 11, 12 and 14 of the Amendment to add specific disclosure about of the possible affect such risks could have upon the Company’s operating results, business, profits, share price, sales, etc.

If we lose our exclusive rights under our license agreement …, page 6

9.	Clarify why Digital Angel may not have sufficient rights to exclude third parties from making or selling competing products.

We respectfully submit that the basis for the original disclosure regarding Digital Angel Corporation’s rights to exclude third parties was based on records in the U.S. Patent and Trademark Office that indicated that an important patent related to the technology used in the implantable VeriChip, known as the ‘129 Patent, was jointly owned by Digital Angel Corporation’s predecessor, Destron/IDI Inc., or Destron, and Hughes Aircraft Company, or Hughes. In connection with its continuing due diligence investigation, the Company undertook a more intensive investigation of the chain of title to the ‘129 Patent and the rights thereunder. Specifically, the Company extended its research to include older documents and records and, in doing so, found documents dating from 1991 and 1994 that preceded the involvement of any current member of the management of the Company, Digital Angel or Applied Digital Solutions, Inc. The 1991 and 1994 documents indicate that the records of patent ownership maintained by the U.S. Patent and Trademark Office have not been updated to reflect the current ownership of the ‘129 Patent. In particular, the 1991 and 1994 documents showed that, in 1994, Destron became the sole owner of the ‘129 Patent and that, in turn, Destron co-exclusively licensed all fields of use under the ‘129 Patent to two separate licensees, specifically including all applications involving the personal identification of human beings, while retaining exclusive rights to fields of use involving the identification of animals, agricultural produce and pharmaceutical products. Thus, Destron granted an exclusive license to two separate licensees to use the ‘129 Patent in applications involving the identification of human beings. After learning this fact and after analyzing its implications to the Company, the Company has revised disclosure throughout the Amendment to reflect its position with respect to the intellectual property surrounding the implantable VeriChip, including the Risk Factor disclosure on pages 6 and 7 of the Amendment.

Securities and Exchange Commission

April 7, 2006

While the Company has positions that may prove beneficial should a dispute arise as to the use of the ‘129 Patent, the Company believes that any such disclosure would be mitigating and inappropriate for presentation in the risk factors. Moreover, as part of an ongoing process aimed at rectifying the intellectual property situation surrounding the technology used in the implantable VeriChip, the Company has contacted one of the 1994 licensees with the objective of securing sufficient rights to permit the Company to market, use and sell its systems incorporating the technology covered by the ‘129 patent in applications involving the identification of humans. The Company currently intends to rectify the intellectual property situation prior to the time the Registration Statement is declared effective. Accordingly, we currently anticipate that future amendments to the Registration Statement will contain revised disclosure related to the intellectual property rights relating to the implantable VeriChip.

A termination of our license agreement with Digital Angel …, page 6

10.	Please disclose the default provisions under the agreement.

In response to the Staff’s comment, we have revised the risk factor on page 8 of the Amendment to add disclosure about the default provisions under the agreement. Also, please note that in light of the Company’s analysis of its rights under its agreement with Digital Angel as described in our response to the Staff’s comment #9 above, we have revised disclosure throughout the Amendment to refer to the Company’s agreement with Digital Angel as a supply agreement rather than a license agreement.

Our net operating losses may continue ..., page 7

11.	Please quantify the amortization expense you reference and, to the extent possible, please also quantify your expected increase in operating expenses associated with the expansion of your marketing efforts and the expected increase in research and development costs so that investors can better assess the magnitude of this risk.

In response to the Staff’s comment, we have revised the risk factor on page 8 of the Amendment to quantify the amortization expense the Company references and to quantify the Company’s expected increase in operating expenses associated with the expansion of its marketing efforts and the expected increase in research and development costs.

We rely on third parties to supply and manufacture …, page 7

12.	We note your disclosure that you “rely on third parties to supply and manufacture most of [your] systems.” We also note that Digital Angel is your exclusive supplier of “Developed Products. Please describe in greater detail what these systems are and the arrangements you have with these suppliers, other than Digital Angel. Also, we note your disclosure that if you are unable to obtain the chip from Digital Angel, you

Securities and Exchange Commission

April 7, 2006

“will need to manufacture it in another facility which [you] currently believe could take three to six months to locate.” Please also disclose the expected additional time it would take another facility to manufacture the chips.

In response to the Staff’s comment, we have revised the risk factor on page 9 of the Amendment to describe the systems which the Company relies on third parties to supply and manufacture and the nature of the arrangements the Company has with these suppliers. The Company hereby supplementally advises the Staff that, except for the Company’s agreement with Digital Angel to supply the implantable VeriChip, it does not believe that there are manufacturing agreements that are material to its business. The Company’s active RFID systems and other infrastructure hardware and software (such as readers, transceivers, hubs, etc.) are produced by manufacturers in Canada, Singapore and China. Manufacturing of these components is relatively simple and could be relocated relatively quickly due to well-documented manufacturing and assembly specifications.

Interruptions to the patient information database …, page 8

13.	To the extent you have had problems to date regarding the reliability of accessing patient information in your database, please briefly describe these reliability issues. In addition, explain the phrase “…the database may not be fully redundant.”

In response to the Staff’s comment, we have revised the risk factor on page 10 of the Amendment to describe problems the Company has experienced to date regarding the reliability of accessing patient information on the Company’s database. In addition, disclosure has been added to explain the existing limitations to the redundancy of the system.

Modifications to the VeriChip may require additional FDA clearance …, page 8

14.	We note your disclosure that “[t]he process of obtaining FDA clearance is often costly and time-consuming.” Please disclose approximately how long this process could take and, to the extent possible, the approximate costs associated with obtaining FDA clearance so that investors can better assess the magnitude of the risk.

The Company supplementally advises the Staff that the process of obtaining the original FDA clearance for the implantable VeriChip took approximately 9 months and cost approximately $100,000. However, the Company believes that the time it took to obtain the original FDA clearance was shorter and the costs incurred were less than the Company could reasonably expect in the future because, in obtaining the original FDA clearance, the Company was allowed to use certain existing data in support of its application that was derived from Digital Angel Corporation’s use of a similar RFID microchip used for implantation in animals. We respectfully submit that the timing and cost to obtain FDA clearance for an implantable medical device are dependent on a number of highly variable factors such as the timing and

Securities and Exchange Commission

April 7, 2006

results of any necessary testing and the nature of the technology used in developing such a device. The Company does not believe that including data about the Company’s prior experience in obtaining FDA clearance would add meaningful disclosure about the magnitude of the risk. Instead, it might understate the magnitude of the risk. The Company is also unaware of any statistical or industry data that would serve to help quantify the risk. For these reasons, an estimate as to when FDA clearance may be obtained and an estimate of the expected costs to complete the development process cannot reasonably be made.

Conflicts of interest may arise among Applied Digital, Digital Angel…, page 12

15.	We note your disclosure that “three of [your] six directors will continue to serve as directors of Applied Digital.” Please also disclose that the chairman of your board also serves on both the Applied Digital board and the Digital Angel board. Please also clarify how the terms of your agreement with Digital Angel may have been impacted by the risk you describe.

In response to the Staff’s comment, we have revised the risk factor on page 15 of the Amendment to disclose that the chairman of the Company’s board of directors also serves on both the Applied Digital board and the Digital Angel board. Supplementally, the Company does not believe that the terms of its agreement with Digital Angel were impacted by any conflict of interest. In response to the Staff’s comment #40 below, we have added disclosure on page 91 of the Amendment where the Company states that “the terms of the predecessor supply and development agreement and the amended and restated supply and development agreement were negotiated by the executive officers of the respective companies and approved by the independent members of each company’s board of directors. Accordingly, we believe that the terms of the agreements are comparable to terms that could be obtained from independent third parties.”

Future sales of our common stock…, page 13

16.	Please disclose the number of shares subject to the lock-up agreements.

In response to the Staff’s comment, we have revised the risk factor on page 16 of the Amendment to disclose the number of shares subject to the lock-up agreements.

Capitalization, page 18

17.	Disclose the reason you will issue shares to Perceptis, L.P. upon consummation of the offering. Also include a similar disclosure in the summary of financial data at page 4.

In response to the Staff’s comment, we have added disclosure on pages 4 and 21 of the Amendment to disclose the reason the Company will issue shares to Perceptis, L.P. upon consummation of the offering.

Securities and Exchange Commission

April 7, 2006

Selected Financial Data, page 21

18.	Include selected financial data for VCI and Instantel for the last five fiscal years. It appears that VCI and Instantel are predecessors to VeriChip since there were only minimal revenues for periods prior to the acquisition of these companies. Refer to Item 301(a) of Regulation S-K.

In response to the Staff’s comment, we have revised the disclosure on pages 25 and 26 of the Amendment to disclose selected financial data for VCI and Instantel for the last five fiscal years. We have also added corresponding MD&A disclosure beginning on page 46.

Pro Forma Condensed Combined Financial Statements

Pro Forma Adjustments, pages 24 and 26

19.	Disclose the purchase price for VCI and Instantel. Also show the amounts allocated to each type of identifiable intangible asset and goodwill and the estimated useful life period for each asset that is subject to amortization. Also disclose the reasons for the decrease in amortization expense.

You disclose in the financial statements at page F-35 that the purchase price allocations are still in review and subject to change. Identify any significant liabilities and tangible and intangible assets likely to be recognized and highlight any uncertainties regarding the effects of amortization periods assigned to assets.

In response to the Staff’s comment, we have revised the disclosure on pages 28 and 29 of the Amendment to disclose the purchase prices for VCI and Instantel and to show the amounts allocated to each type of identifiable intangible asset and goodwill and the estimated useful life period for each asset that is subject to amortization. We have also added disclosure about the reason for the decrease in amortization expense and to identify any significant liabilities and tangible and intangible assets likely to be recognized and have highlighted any uncertainties regarding the effects of amortization periods assigned to assets.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 27

Basis of Presentation, page 28

Securities and Exchange Commission

April 7, 2006

20.	Please expand upon other developments, trends or uncertainties that may impact your business and operations. For example, we note your disclosure that you “intend to focus the majority of [your] efforts on generating sales from [your] VeriMed patient identification system” and that you “anticipate that [your] business model and financial results will differ significantly from [your] historical results and trends.” However, you later indicate that you “expect to see growth in sales of [your] infant protection, wander prevention and asset location and identification systems as [you] continue to expand the markets for [your] products and systems…” Please describe how you expect your future trends will differ from your historical trends and describe any uncertainties with regard to the change in your business model. In this regard, please consider addressing the uncertainty regarding whether your “initial seeding phase” will be successful in the widespread adoption by hospitals of your VeriMed patient identification system and whether you will be able to generate at least $875,000 in revenues in 2007 to meet the minimum purchase requirements under your license agreement with Digital Angel. Disclose how long you expect this “initial seeding phase” to take and when you expect to start selling your scanners directly to hospitals and your microchips and scanners to doctors.

In response to the Staff’s comment, we have revised the disclosure on pages 34 and 35 of the Amendment to disclose how the Company expects its future trends will differ from its historical trends. We have also added disclosure to reflect the Company’s expectation that it will have sufficient liquidity to meet the minimum purchase requirements under its agreement with Digital Angel and that it expects the “initial seeding phase” to end during the first half of 2007.

21.	Please expand to discuss management’s analysis of the company’s ability to meet the minimum purchase requirements in its supply agreement with Digital Angel. Clarify whether the minimum purchase requirements apply to both implantable and external radio frequency identification systems sold by the company.

In response to the Staff’s comment, we have revised the disclosure on page 35 of the Amendment to discuss management’s analysis of the Company’s ability to meet the minimum purchase requirements in its supply agreement with Digital Angel and to clarify that such minimum purchase requirements apply only to the implantable VeriChip.

22.	Discuss in more specific detail where geographically you plan to grow your business.

In response to the Staff’s comment, we have revised the disclosure on page 34 of the Amendment to discuss in more specific detail where the Company plans to grow its business geographically.

Securities and Exchange Commission

April 7, 2006

Revenue, page 28

23.	Disclose the sales price of your radio frequency identification systems, including the fee for subscribing to your database registry.

In response to the Staff’s comment, we have added disclosure on page 34 of the Amendment to disclose the fees which the Company will charge for subscriptions to its database registry. We have also included disclosure about the price of the Company’s VeriMed patient identification kits offered through the Henry Schein catalog. However, we respectfully submit that a discussion of the Company’s per unit pricing for its VeriMed patient identification system must be kept confidential for competitive reasons and is not appropriate disclosure.

We also respectfully submit that a more detailed discussion of the sales prices of the Company’s other radio frequency identification systems, such as infant protection and wander prevention systems, would not be meaningful disclosure given that these systems are highly customized to each individual installation. Prices for these systems fluctuate widely based on the size and scope of the particular installation.

Research and development, page 29

24.	Please quantify to the extent possible the amount that you expect your research and development costs will increase in the next year.

In response to the Staff’s comment, we have added disclosure on page 35 of the Amendment to disclose the amount that the Company expects to spend on research and development in 2006 as a percentage of expected revenue.

Selling, general and administrative expense, page 29

25.	Please quantify the additional costs that you reference as a result of becoming a public company. Also, address how you intend to pay for these anticipated increases in expenses.

In response to the Staff’s comment, we have added disclosure on page 35 of the Amendment to quantify the additional costs that the Company references as a result of becoming a public company and to address how the Company intends to pay for the anticipated increases in expenses.

Critical Accounting Policies and Estimates, page 29

26.	Revise to make clear why these accounting policies involve management’s estimates that are inherently uncertain. As currently presented, the discussion is merely a discussion of your accounting policies.

In response to the Staff’s comment, we have revised the disclosure on pages 36 through 40 of the Amendment to clarify why the accounting policies involve management’s estimates that are inherently uncertain.

Securities and Exchange Commission

April 7, 2006

Selling, General and Administrative Expense, page 35

27.	We note your expectation that the cost of services to be provided by Applied Digital will increase going forward. If possible, indicate how significant an increase is expected.

In response to the Staff’s comment, we have revised the disclosure on page 35 of the Amendment to indicate how significant an increase is expected in the cost of services to be provided by Applied Digital.

Liquidity and Capital Resources, page 38

Financial Condition, page 38

28.	Disclose the estimated level of sales that you need in order to realize positive cash flow during the next twelve months.

In response to the Staff’s comment, we have revised the disclosure on page 54 of the Amendment to estimate the increase in revenue needed in order for the Company to realize positive cash flow during 2006.

Our Business, page 42

Overview, page 42

29.	Clarify whether your radio frequency identification systems have been installed for free in over 4,000 healthcare locations throughout North America.

In response to the Staff’s comment, we have revised the disclosure on pages 1 and 58 of the Amendment to clarify that only the Company’s active RFID systems such as infant protection and wander prevention systems, rather than the Company’s VeriMed patient identification system, are installed in over 4,000 healthcare locations throughout North America.

Industry Overview, page 42

Healthcare, page 43

30.	Please disclose the current market for radio frequency identification technologies in the hospital and healthcare sectors.

In response to the Staff’s comment, we have revised the disclosure on page 59 of the Amendment to disclose the estimated current market for radio frequency identification technologies in the hospital and healthcare sectors.

Securities and Exchange Commission

April 7, 2006

Patient Identification, page 43

31.	Please tell us in your response letter the basis for your statement that the biometric technologies that you reference have “high false positive rates” and please also add additional context regarding the apparent reliability of biometric technologies compared to your product.

In response to the Staff’s comment, we have revised the disclosure on page 59 of the Amendment to delete the reference to biometric technologies having a “high false positive rate.” The Company supplementally advises the Staff that it does not have any publicly available industry research data to serve as a basis for a comparison of the reliability of biometric technologies to the Company’s product.

Research and Development, page 52

32.	Please briefly describe the “plug and play” product that you intend to offer. In addition, we note the disclosure in your research and development subsection of your management’s discussion and analysis section regarding your “development efforts related to the potential new applications for the implantable VeriChip.” Please describe these potential new applications that you are developing.

In response to the Staff’s comment, we have revised the disclosure on page 69 of the Amendment to briefly describe the “plug-and-play” product the Company intends to offer.

The Company hereby supplementally advises the Staff that the new applications for the implantable VeriChip involving the research and development efforts referred to in the management’s discussion and analysis section entail only the development of a wireless handheld scanner for the VeriMed patient identification system that will enable the system to be used outside of an emergency room, such as in ambulances, other emergency rescue vehicles and remote locations. This development effort is already described on page 69 of the Amendment. We respectfully submit that no further description of potential new applications involving research and development efforts is required.

Sales, Marketing and Distribution, page 52

33.	We note your disclosure that you “install [your] scanner in the hospital emergency room and educate hospital personnel.” Please disclose whether it is currently standard operating procedure for all unconscious patients admitted to the emergency room in VeriMed-registered hospitals to be scanned for a VeriChip.

In response to the Staff’s comment, we have revised the disclosure on page 70 of the Amendment to elaborate on the Company’s recommended written protocol and the clinical practices of hospitals.

Securities and Exchange Commission

April 7, 2006

34.	Describe the material terms of your agreement with Henry Schein Inc.

In response to the Staff’s comment, we have added the disclosure on page 70 of the Amendment to describe the material terms of the Company’s agreement with Henry Schein Inc.

Competition, page 53

35.	Please disclose the “several other companies” that offer infant protection and wander prevention systems.

In response to the Staff’s comment, we have added the disclosure on page 71 of the Amendment to disclose the names of the other companies know to the Company that offer infant protection and wander prevention systems.

Legal Proceedings, page 57

36.	Describe the facts underlying Metro Risk’s counterclaim against you for breach of contract and fraud.

In response to the Staff’s comment, we have revised the disclosure on page 75 of the Amendment to describe the facts underlying Metro Risk’s counterclaim against the Company.

Director Compensation, page 60

37.	Indicate whether the exercise price of the option grants to your directors was set at the fair market value of the company’s stock at the time of their grants.

In response to the Staff’s comment, we have added disclosure on page 78 of the Amendment to indicate that the exercise price of the option grants to the Company’s directors was set at the fair market value of the Company’s common stock at the time of their grant.

Executive Compensation and Other Matters, page 63

38.	Update your executive compensation information for 2005.

In response to the Staff’s comment, we have added disclosure on page 81 of the Amendment in order to update the executive compensation information for 2005.

Securities and Exchange Commission

April 7, 2006

Employment Contracts, page 65

39.	For each of your employment agreements, disclose the specific financial and other objectives that must be met with regard to the bonus payments.

In response to the Staff’s comment, we have added disclosure on page 83 of the Amendment to disclose the financial and other objectives that must be met with regard to the bonus payments under the employment agreements. With respect to the employment agreements for Messrs. Talib and Khimji, we respectfully submit that the bonus criteria set forth therein are subjective guidelines for use in evaluating the amount of bonus to be paid, if any, and are not intended to constitute objectives that must be met with regard to bonus payments.

Certain Relationships and Related Party Transactions, page 71

40.	For each related party transaction, please discuss how transaction terms were determined by the parties and whether you believe the terms of the transactions are comparable to terms you could obtain from independent third parties.

In response to the Staff’s comment, we have added the disclosure on pages 89 through 91 of the Amendment to discuss how transaction terms were determined by the parties and whether the Company believes the terms of the transactions are comparable to terms it could obtain from independent third parties.

Transactions with Digital Angel, page 72

Amended and Restated Supply, License and Development Agreement, page 72

41.	Please describe the material terms of the default provisions and clarify that the minimum purchase requirements are cumulative so if you exceed the requirement for one year it carries over for future years.

In response to the Staff’s comment, we have added the disclosure on page 91 of the Amendment to describe the material terms of the default provisions and to clarify that the minimum purchase requirements are cumulative so if the Company exceeds the requirement for one year it carries forward over for future years.

Securities and Exchange Commission

April 7, 2006

Underwriting, page 86

42.	As soon as practicable, please furnish to us a statement as to whether or not the amount of compensation to be allowed or paid to the underwriters has been cleared with the NASD. Prior to the effectiveness of this registration statement, the staff requests that we be provided with a copy of the letter or a call from the NASD informing that they have no additional concerns.

The NASD has not yet cleared the amount of compensation to be paid to the underwriters. When the NASD does clear the amount of compensation, we will furnish a statement to that effect to the Staff and we will provide a copy of the letter or a call from the NASD informing the Staff that the NASD has no additional concerns.

Financial Statements for the period ending 12/31/04 and 12/31/03

Note 11 – Related Party Transactions, page F-18

43.	Disclose the methods used to allocate the cost of services provided by Applied Digital. Refer to the SAB Topic 1.B.

In response to the Staff’s comment, we have added disclosure on page F-31 (Note 14) of the Amendment to disclose the methods used to allocate the cost of services provided by Applied Digital.

Note 13 – Subsequent Events, page F-21

44.	We note that you refer to the use of a preliminary valuation prepared by an independent third party at page F-22 and elsewhere in the document. While you are not required to refer to this independent valuation, when you do you should also disclose the name of the expert and include the consent of the expert in the filing.

In response to the Staff’s comment, we have deleted the references to the Company’s use of independent third party consultants on pages F-18 and F-19 of the Amendment.

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April 7, 2006

Condensed Consolidated Financial Statements for the period ending 9/30/05

Statements of Cash Flow, page F-27

45.	Describe for us the amounts and types of items included in the line item “costs and expenditures funded by the parent company”. Tell us why you present these items in cash flows from operating activities, instead of cash flows from financing activities.

In response to the Staff’s comment, we have reclassified the line item “costs and expenditures funded by the parent company” from cash flows from operating activities to cash flows from financing activities on page F-7 of the Amendment.

Note 1 – Basis of Presentation and Significant Accounting Policies

Revenue Recognition

Product Sales, page F-30

46.	Disclose the liability recorded for product warranties and include a reconciliation of changes in the liability for the interim period. Refer to paragraph 14 of FIN 45.

The Company supplementally advises the Staff that it has not recorded a warranty provision for the Company’s VeriMed or VeriGuard products as the warranty period has expired for the sales the Company has had to date. For those products sold to date, the Company did not recognize any revenue from the sales until the warranty period had expired. Therefore, there was no further obligation for the Company.

Note 4 – Acquisitions, page F-35

47.	Disclose the specific factors that contributed to your decision to acquire VCI and Instantel for a purchase price that resulted in the recognition of goodwill. Refer to paragraph 51 of SFAS 141. Disclose the reasons that you have not finalized the allocation of the purchase price.

In response to the Staff’s comment, we have added disclosure on pages F-18 and F-19 of the Amendment to disclose the specific factors that contributed to the Company’s decision to acquire VCI and Instantel for a purchase price that resulted in the recognition of goodwill. In addition, we have added disclosure discussing the reasons why the Company has not finalized the purchase price allocations.

Securities and Exchange Commission

April 7, 2006

Note 5 – Intangible Assets, page F-37

48.	Tell us how you applied the guidance in paragraph 11 of SFAS 142 in determining the estimated useful lives of the trademarks, customer relationships, and distribution networks you obtained in the acquisition of VCI and Instantel. Describe for us the specifics of each and tell us how you analyzed potential future cash flows. Also describe the methodology and significant assumptions you will use to estimate fair value for the annual impairment test.

In response to the Staff’s comment, we have added disclosure on page F-20 of the Amendment to explain how the Company applied the guidance in paragraph 11 of SFAS 142 in determining the estimated useful lives of the trademarks, customer relationships, and distribution networks it obtained in the acquisition of VHI and Instantel and to describe the methodology and significant assumptions the Company will use to estimate fair value for the annual impairment test.

Note 7 – Financing Agreements, page F-38

49.	With regards to section 6 (b) Distributions of your warrant agreement with Satellite Strategic Finance at Exhibit 4.2, tell us how you considered the guidance in paragraph 12 of EITF 00-19 in evaluating whether the distribution in these provisions constitute a requirement to net-cash settle that would require you to classify the warrant agreement as a liability. Also regarding the provision in paragraph 6 (d) Adjustments; Additional Shares, Securities or Assets of the agreement that “[a]ny adjustment made herein other than pursuant to Section 6(c) hereof that results in a decrease in the Exercise Price shall also effect a proportional increase in the number of shares of Common Stock into which this Warrant is exercisable,” tell us how you considered the guidance in paragraph 20 of EITF 00-19 in determining that you have enough shares to settle the warrant following a diluting event. If the provisions in either the distribution or the adjustment do not meet the criteria in EITF 00-19, liability classification of the warrants’ fair value will be required.

Section 6(b) Distributions of the Company’s warrant agreement with Satellite Strategic Finance at Exhibit 4.2 requires that if the Company declares or makes any distribution of the Company’s assets (or rights to acquire our assets) to a holder of the Company’s common stock as a partial liquidating dividend or otherwise, the warrant holder will be entitled to receive such distribution as would have been payable to the holder as if he had already exercised his warrant and held shares of the Company’s common stock.

The Company supplementally advises the Staff that it considered the guidance in paragraph 12 of EITF 00-19 in evaluating whether the distributions under Section 6(b) of the Company’s warrant with Satellite Strategic Finance constitutes a requirement to net-cash settle

Securities and Exchange Commission

April 7, 2006

that would require the Company to classify the warrant as a liability. The Company believes there is an exception to concluding that any provision that would require net-cash settlement would result in having to treat a warrant instrument as a liability. In paragraph 12 of EITF 00-19, it states that the exception applies in circumstances in which holders of shares of the stock underlying such warrants would also receive cash. It further directs one to paragraph 27 of EITF 00-19. Paragraph 27 states, “if the net-cash settlement requirement can only be triggered in circumstances in which the holders of the shares underlying the contact also would receive cash, equity classification would not be precluded.” This is the case under the terms of Section 6(b) of the Company’s warrant agreement with Satellite Strategic Finance. The warrant holders could only receive cash if all of the Company’s other common stock holders also received cash. Thus, the Company concluded that the provisions of paragraph 12 of EITF 00-19 would not require the Company to classify the warrants as liabilities.

Section 6(d) Adjustment; Additional Shares, Securities or Assets of the Company’s warrant agreement with Satellite Strategic Finance requires that in the event that at any time, as a result of an adjustment made pursuant to paragraph 6 of the agreement results in a decrease in the exercise price it shall also effect a proportional increase in the number of shares of common stock into which the warrant is exercisable. The guidance in paragraph 20 of EITF 00-19 requires that if the number of shares that could be required to be delivered to net-share settle a contract is indeterminate, a company will be unable to conclude that it has sufficient available authorized shares and, therefore, net-share settlement is not within the control of the company. In determining the applicability of paragraph 20, the Company referred to EITF 05-02 paragraph 8. In this paragraph, the SEC Task Force reached a consensus that instruments that contain “standard” anti-dilution provisions would not preclude a conclusion that the instrument is convertible into a fixed number of shares. It states that standard anti-dilution provisions are those that result in adjustments to the conversion ratio in the event of an equity restructuring transaction that are designed to maintain the value of the conversion option. The Company believes that the provision in Section 6(d) of the warrant agreement which results in a decrease in the exercise price and a proportional increase in the number of shares of common stock into which the warrant is exercisable meets the definition of a standard anti-dilution provisions and therefore, the Company determined that it would have enough shares to settle the warrants following a diluting event.

50.	Please explain for us how the adjustment provision in paragraph 6 (d) works. Also provide examples to demonstrate how you would apply this provision for events described in sections 6(a) and 6(b) of the agreement.

Tell us why you accounted for the warrants issued in connection with the acquisition of Instantel as a deemed dividend to Applied Instantel, instead of treating the warrant as a component of the purchase price of the acquisition.

The Company supplementally advises the Staff that the provisions of Section 6, paragraph (d) of the Satellite warrant agreement are intended to prevent the warrant holders’ proportional ownership in the Company from being diluted. Since the provisions of

Securities and Exchange Commission

April 7, 2006

Section 6(c) provide for the exchange of the Company’s common stock into another class of stock or securities or assets in the event of a merger, consolidation, recapitalization, redemption, etc., the first sentence of paragraph (d) is entitling the warrant holders to have the same rights and entitlements in the replacement securities or assets as they currently do in the common stock of the Company under the terms of the warrant agreement.

The second sentence of paragraph (d) allows the warrant holders to be made whole in the event that the exercise price of their warrants is reduced upon a stock split, stock dividend, recapitalization, etc. In that event, under the provisions of paragraph (d), the warrant holders would be entitled to a proportional increase in the number of shares of common stock into which their warrant is exercisable.

The following are examples of how the Company would apply the provisions under paragraph 6(d) for the events described in sections 6(a) and 6(b):

Section 6(a) Events

If the Company declared a 2-for-1 stock split, the exercise price of the warrants would be reduced in half and the number of shares of common stock that the warrants would be exercisable into would be doubled.

Original ownership = 50,000 warrants exercisable into 50,000 shares of common stock at an exercise price of $12.00 per share;

Post split ownership = 100,000 warrants exercisable into 100,000 shares of common stock at an exercise price of $6.00 per share.

This would allow the warrant holders to maintain the same proportional ownership in the Company’s common stock.

Section 6(b) Events

Section 6(b) events would not have an impact on the provisions under paragraph 6(d). That is because while paragraph 6(d) provides for the warrant holders to elect to have the exercise price of their warrants reduced upon a distribution of cash or assets by the Company, the number of shares of the Company’s common stock would not be impacted by such distribution and, therefore, there would be no proportional adjustment to be made to the number of common shares underlying the warrants.

Securities and Exchange Commission

April 7, 2006

Original ownership = 50,000 warrants exercisable into 50,000 shares of common stock at an exercise price of $12.00 per share;

Ownership post a $1.00 per share distribution = 50,000 warrants exercisable into 50,000 shares of common stock at an exercise price of $11.00 per share.

The Company accounted for the warrants issued in connection with the acquisition of Instantel as a deemed dividend to Applied Digital because they were issued in connection with a financing between Applied Digital and Satellite. The total purchase price of the Instantel acquisition was based upon the agreed upon purchase price for the transition and the direct costs of the acquisition.

Note 8 – Stockholder’s Equity, page F-39

51.	This comment was responded to in previous correspondence with the Staff.

EXI Wireless Inc.

Financial Statements for the period ending 12/31/04, 12/31/03, and 3/31/05

Auditors’ Report, page F-50 and F-65

52.	Include the typed name of the accounting firm on their report to indicate that the report is signed. See Item 302 of Regulation S-T.

In response to the Staff’s comment, we have included the typed name of the accounting firm on their report on pages F-37 and F-52 to indicate that the report is signed.

Instantel Inc.

Financial Statements for the period ending 12/31/04 and 12/31/03

Auditors’ Report, page F-80

53.	Include the typed name of the accounting firm on their report to indicate that the report is signed. See Item 302 of Regulation S-T.

In response to the Staff’s comment, we have included the typed name of the accounting firm on their report on page F-67 to indicate that the report is signed.

Securities and Exchange Commission

April 7, 2006

Financial Statements for the period ending 6/9/05

Auditors’ Report, page F-93

54.	Ask your auditor to revise their report to refer to the performance of the audit in accordance with the standards of the Public Company Accounting Oversight Board. Refer to Auditing Standard No. 1 of the PCAOB.

In response to the Staff’s comment, our auditor has revised their report to refer to the performance of the audit in accordance with the standards of the Public Company Accounting Oversight Board. Please see the disclosure on page F-80 of the Amendment.

Statement of Operations, page F-95

55.	Revise the statement of operations to remove the presentation of EBIT as a subtotal before the effect of the amortization of your intangible assets on the Statement of Operations. Refer to Item 10(e)(1)(ii) of Regulation S-K for guidance.

In response to the Staff’s comment, we have added disclosure on page F-82 of the Amendment to revise the statement of operations to remove the presentation of EBIT as a subtotal before the effect of the amortization of the Company’s intangible assets on the Statement of Operations.

By copy of this letter to you via overnight courier, we are providing you with two marked copies of the Amendment reflecting the changes made to the disclosure since our filing of the Registration Statement on December 29, 2005, as well as copies of the information that we referenced in this letter that we are supplementally providing to the Staff. Please do not hesitate to contact me if you require additional marked copies. In addition, should you have any questions regarding this letter or our responses to your comments, please contact me at (210) 281-7075 or Seth Molay at (214) 969-4780.

Very truly yours,

/s/ Will Liebmann Will Liebmann

Enclosure

cc:	Kevin H. McLaughlin [VeriChip Corporation]

Seth Molay, P.C.